Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023			$ 44,515,833	$ (33,147,713)	$ (1,953,766)	$ (398,447)	$ 9,015,907
Balance, shares at Dec. 31, 2023	[1]	2,923,325
Net Loss				(335,901)		(9,710)	(345,611)
Foreign Currency Translation Adjustment					43,111		43,111
Shares based compensation granted to employees
Shares based compensation granted to employees, shares	[1]	438,498
Capital Contributions
Balance at Jun. 30, 2024			44,515,833	(33,483,614)	(1,910,655)	(408,157)	8,713,407
Balance, shares at Jun. 30, 2024	[1]	3,361,823
Balance at Dec. 31, 2024			92,707,344	(28,033,030)	(5,298,505)	(398,446)	58,977,363
Balance, shares at Dec. 31, 2024	[1]	63,361,823
Reverse capitalization
Reverse capitalization, shares	[1]	(60,193,690)
Disposal of subsidiaries						398,446	398,446
Net Loss				(1,361,018)			(1,361,018)
Foreign Currency Translation Adjustment					407,538		407,538
Balance at Jun. 30, 2025			$ 92,707,344	$ (29,394,048)	$ (4,890,966)		$ 58,422,330
Balance, shares at Jun. 30, 2025	[1]	3,168,133

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 11)